Taxes (Details Narrative) - Argentine Operations Center [Member] - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Deferred income tax assets, not recognize	$ 4,030	$ 4,024
Tax rate applicable to the companies	35.00%	35.00%	34.99%